Document and Entity Information	Sep. 11, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 11, 2015
Registrant Name	MORGAN STANLEY INSTITUTIONAL LIQUIDITY FUNDS
Central Index Key	0001227155
Amendment Flag	false
Document Creation Date	Sep. 11, 2015
Document Effective Date	Sep. 11, 2015
Prospectus Date	Feb. 27, 2015
Tax Exempt Portfolio | Administrative Class
Prospectus:
Trading Symbol	MXAXX
Tax Exempt Portfolio | Advisory Class
Prospectus:
Trading Symbol	MADXX
Tax Exempt Portfolio | Institutional Class
Prospectus:
Trading Symbol	MTXXX
Tax Exempt Portfolio | Investor Class
Prospectus:
Trading Symbol	MXIXX
Tax Exempt Portfolio | Participant Class
Prospectus:
Trading Symbol	MXPXX
Tax Exempt Portfolio | Institutional Select Class
Prospectus:
Trading Symbol	MXSXX
Tax Exempt Portfolio | Cash Management Class
Prospectus:
Trading Symbol	MTMXX